Deposits by Customers - Schedule of Deposits by Customers (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deposits from customers [line items]
Deposits from customers	£ 183,648	£ 177,172
Current and Demand Accounts - Interest Bearing [member]
Disclosure of deposits from customers [line items]
Deposits from customers	85,749	85,967
Current and Demand Accounts - Non-interest Bearing [member]
Disclosure of deposits from customers [line items]
Deposits from customers	2	67
Savings Accounts [member]
Disclosure of deposits from customers [line items]
Deposits from customers	70,461	58,305
Time Deposits [member]
Disclosure of deposits from customers [line items]
Deposits from customers	19,951	27,203
Securities Sold Under Repurchase Agreements [member]
Disclosure of deposits from customers [line items]
Deposits from customers	502	502
Amounts Due to Fellow Banco Santander Subsidiaries [member]
Disclosure of deposits from customers [line items]
Deposits from customers	727	664
Santander UK Group Holdings plc [member]
Disclosure of deposits from customers [line items]
Deposits from customers	£ 6,256	£ 4,464